Consolidated Statements of Financial Condition - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash	$ 122	$ 84
Interest-earning deposits	82	74
Total cash and cash equivalents	204	158
Investment securities available-for-sale	1,853	1,480
Investment securities held-to-maturity	939	1,093
Loans held-for-sale ($4,300 and $3,145 measured at fair value, respectively)	4,321	3,177
Loans held-for-investment ($12 and $72 measured at fair value, respectively)	7,713	6,065
Loans with government guarantees	271	365
Less: allowance for loan losses	(140)	(142)
Total loans held-for-investment and loans with government guarantees, net	7,844	6,288
Mortgage servicing rights	291	335
Net deferred tax asset	136	286
Federal Home Loan Bank stock	303	180
Premises and equipment, net	330	275
Other assets	691	781
Total assets	16,912	14,053
Liabilities and Stockholders’ Equity
Noninterest bearing deposits	2,049	2,077
Interest bearing deposits	6,885	6,723
Total deposits	8,934	8,800
Short-term Federal Home Loan Bank advances	4,260	1,780
Long-term Federal Home Loan Bank advances	1,405	1,200
Other long-term debt	494	493
Representation and warranty reserve	15	27
Other liabilities ($60 and $60 measured at fair value, respectively)	405	417
Total liabilities	15,513	12,717
Stockholders’ Equity
Common stock $0.01 par value, 80,000,000 and 70,000,000 shares authorized; 57,321,228 and 56,824,802 shares issued and outstanding, respectively	1	1
Additional paid in capital	1,512	1,503
Accumulated other comprehensive (loss) income	(16)	(7)
Accumulated deficit	(98)	(161)
Total stockholders’ equity	1,399	1,336
Total liabilities and stockholders’ equity	$ 16,912	$ 14,053